Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended		18 Months Ended
	Apr. 30, 2017	Apr. 30, 2016	Oct. 31, 2018
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	$ 40,867		$ 40,956
Property, plant and equipment, end of period	40,956	$ 40,867	144,250
Depreciation	11,800	9,700	95,200
Carrying value amount under financing leases	0		25,900
Serena Software, Inc. [Member]
Property, Plant and Equipment [Abstract]
Acquisitions	1,927
GWAVA Inc. [Member]
Property, Plant and Equipment [Abstract]
Acquisitions	195
Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	69,660		80,284
Additions	11,727
Disposals	(1,257)
Exchange adjustments	(2,856)
Reclassification to current assets classified as held for sale (note 19)	888
Property, plant and equipment, end of period	80,284	69,660	225,897
Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	28,793		39,328
Charge for the period	11,794
Disposals	(737)
Exchange adjustments	(522)
Property, plant and equipment, end of period	39,328	28,793	81,647
Continuing Operations [Member] | HPE Software Business [Member]
Property, Plant and Equipment [Abstract]
Acquisitions			160,118
Continuing Operations [Member] | COBOL-IT [Member]
Property, Plant and Equipment [Abstract]
Acquisitions			52
Continuing Operations [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Additions			50,138
Disposals			(39,167)
Exchange adjustments			(14,296)
Continuing Operations [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Charge for the period			88,611
Disposals			(34,608)
Exchange adjustments			(10,507)
Discontinued Operations [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Additions			2,067
Disposals			(100)
Exchange adjustments			393
Reclassification to current assets classified as held for sale (note 19)			(13,592)
Discontinued Operations [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Charge for the period			6,568
Disposals			(77)
Exchange adjustments			138
Reclassification to current assets classified as held for sale (note 19)			(7,806)
Freehold Land and Buildings [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	13,612		12,512
Property, plant and equipment, end of period	12,512	13,612	12,069
Freehold Land and Buildings [Member] | Serena Software, Inc. [Member]
Property, Plant and Equipment [Abstract]
Acquisitions	0
Freehold Land and Buildings [Member] | GWAVA Inc. [Member]
Property, Plant and Equipment [Abstract]
Acquisitions	0
Freehold Land and Buildings [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	15,183		14,363
Additions	75
Disposals	0
Exchange adjustments	(1,783)
Reclassification to current assets classified as held for sale (note 19)	888
Property, plant and equipment, end of period	14,363	15,183	14,348
Freehold Land and Buildings [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	1,571		1,851
Charge for the period	454
Disposals	0
Exchange adjustments	(174)
Property, plant and equipment, end of period	1,851	1,571	2,279
Freehold Land and Buildings [Member] | Continuing Operations [Member] | HPE Software Business [Member]
Property, Plant and Equipment [Abstract]
Acquisitions			0
Freehold Land and Buildings [Member] | Continuing Operations [Member] | COBOL-IT [Member]
Property, Plant and Equipment [Abstract]
Acquisitions			0
Freehold Land and Buildings [Member] | Continuing Operations [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Additions			0
Disposals			0
Exchange adjustments			(15)
Freehold Land and Buildings [Member] | Continuing Operations [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Charge for the period			479
Disposals			0
Exchange adjustments			(51)
Freehold Land and Buildings [Member] | Discontinued Operations [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Additions			0
Disposals			0
Exchange adjustments			0
Reclassification to current assets classified as held for sale (note 19)			0
Freehold Land and Buildings [Member] | Discontinued Operations [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Charge for the period			0
Disposals			0
Exchange adjustments			0
Reclassification to current assets classified as held for sale (note 19)			0
Leasehold Improvements [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	14,604		14,518
Property, plant and equipment, end of period	14,518	14,604	44,891
Leasehold Improvements [Member] | Serena Software, Inc. [Member]
Property, Plant and Equipment [Abstract]
Acquisitions	1,068
Leasehold Improvements [Member] | GWAVA Inc. [Member]
Property, Plant and Equipment [Abstract]
Acquisitions	0
Leasehold Improvements [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	23,418		27,269
Additions	3,536
Disposals	(450)
Exchange adjustments	(303)
Reclassification to current assets classified as held for sale (note 19)	0
Property, plant and equipment, end of period	27,269	23,418	79,200
Leasehold Improvements [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	8,814		12,751
Charge for the period	4,170
Disposals	(79)
Exchange adjustments	(154)
Property, plant and equipment, end of period	12,751	8,814	34,309
Leasehold Improvements [Member] | Continuing Operations [Member] | HPE Software Business [Member]
Property, Plant and Equipment [Abstract]
Acquisitions			56,568
Leasehold Improvements [Member] | Continuing Operations [Member] | COBOL-IT [Member]
Property, Plant and Equipment [Abstract]
Acquisitions			0
Leasehold Improvements [Member] | Continuing Operations [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Additions			10,444
Disposals			(7,417)
Exchange adjustments			(3,609)
Leasehold Improvements [Member] | Continuing Operations [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Charge for the period			26,271
Disposals			(4,005)
Exchange adjustments			(1,354)
Leasehold Improvements [Member] | Discontinued Operations [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Additions			20
Disposals			0
Exchange adjustments			123
Reclassification to current assets classified as held for sale (note 19)			(4,198)
Leasehold Improvements [Member] | Discontinued Operations [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Charge for the period			2,695
Disposals			0
Exchange adjustments			29
Reclassification to current assets classified as held for sale (note 19)			(2,078)
Computer Equipment [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	8,714		10,552
Property, plant and equipment, end of period	10,552	8,714	66,681
Computer Equipment [Member] | Serena Software, Inc. [Member]
Property, Plant and Equipment [Abstract]
Acquisitions	648
Computer Equipment [Member] | GWAVA Inc. [Member]
Property, Plant and Equipment [Abstract]
Acquisitions	111
Computer Equipment [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	25,455		32,615
Additions	7,739
Disposals	(589)
Exchange adjustments	(749)
Reclassification to current assets classified as held for sale (note 19)	0
Property, plant and equipment, end of period	32,615	25,455	103,263
Computer Equipment [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	16,741		22,063
Charge for the period	6,132
Disposals	(560)
Exchange adjustments	(250)
Property, plant and equipment, end of period	22,063	16,741	36,582
Computer Equipment [Member] | Continuing Operations [Member] | HPE Software Business [Member]
Property, Plant and Equipment [Abstract]
Acquisitions			79,473
Computer Equipment [Member] | Continuing Operations [Member] | COBOL-IT [Member]
Property, Plant and Equipment [Abstract]
Acquisitions			52
Computer Equipment [Member] | Continuing Operations [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Additions			33,286
Disposals			(27,105)
Exchange adjustments			(8,205)
Computer Equipment [Member] | Continuing Operations [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Charge for the period			50,725
Disposals			(26,858)
Exchange adjustments			(6,406)
Computer Equipment [Member] | Discontinued Operations [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Additions			2,018
Disposals			(85)
Exchange adjustments			264
Reclassification to current assets classified as held for sale (note 19)			(9,050)
Computer Equipment [Member] | Discontinued Operations [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Charge for the period			2,612
Disposals			(66)
Exchange adjustments			107
Reclassification to current assets classified as held for sale (note 19)			(5,595)
Fixtures and Fittings [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	3,937		3,374
Property, plant and equipment, end of period	3,374	3,937	20,609
Fixtures and Fittings [Member] | Serena Software, Inc. [Member]
Property, Plant and Equipment [Abstract]
Acquisitions	211
Fixtures and Fittings [Member] | GWAVA Inc. [Member]
Property, Plant and Equipment [Abstract]
Acquisitions	84
Fixtures and Fittings [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	5,604		6,037
Additions	377
Disposals	(218)
Exchange adjustments	(21)
Reclassification to current assets classified as held for sale (note 19)	0
Property, plant and equipment, end of period	6,037	5,604	29,086
Fixtures and Fittings [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	1,667		2,663
Charge for the period	1,038
Disposals	(98)
Exchange adjustments	56
Property, plant and equipment, end of period	$ 2,663	$ 1,667	8,477
Fixtures and Fittings [Member] | Continuing Operations [Member] | HPE Software Business [Member]
Property, Plant and Equipment [Abstract]
Acquisitions			24,077
Fixtures and Fittings [Member] | Continuing Operations [Member] | COBOL-IT [Member]
Property, Plant and Equipment [Abstract]
Acquisitions			0
Fixtures and Fittings [Member] | Continuing Operations [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Additions			6,408
Disposals			(4,645)
Exchange adjustments			(2,467)
Fixtures and Fittings [Member] | Continuing Operations [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Charge for the period			11,136
Disposals			(3,745)
Exchange adjustments			(2,696)
Fixtures and Fittings [Member] | Discontinued Operations [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Additions			29
Disposals			(15)
Exchange adjustments			6
Reclassification to current assets classified as held for sale (note 19)			(344)
Fixtures and Fittings [Member] | Discontinued Operations [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Charge for the period			1,261
Disposals			(11)
Exchange adjustments			2
Reclassification to current assets classified as held for sale (note 19)			$ (133)